Pension and Other Postretirement Benefit Plans (Change in Plan Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Postretirement Benefits
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets, beginning of year	$ 0	$ 0
Actual return on plan assets	0	0
Employer contribution	24	28
Plan participants' contributions	0	0
Benefits paid	(24)	(28)
Transfer of plan assets	0	0
Other adjustments	0	0
Settlements	0	0
Foreign currency exchange rates	0	0
Reclassification of plan assets to held for sale	0	0
Fair value of plan assets, end of year	0	0
United States Pension Benefits | Pension Benefits
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets, beginning of year	2,934	2,676
Actual return on plan assets	447	517
Employer contribution	5	37
Plan participants' contributions	0	0
Benefits paid	(186)	(263)
Transfer of plan assets	0	0
Other adjustments	0	0
Settlements	(97)	(33)
Foreign currency exchange rates	0	0
Reclassification of plan assets to held for sale	0	0
Fair value of plan assets, end of year	3,103	2,934
Foreign Pension Benefits | Pension Benefits
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets, beginning of year	593	518
Actual return on plan assets	58	61
Employer contribution	29	33
Plan participants' contributions	1	1
Benefits paid	(33)	(30)
Transfer of plan assets	0	(2)
Other adjustments	0	5
Settlements	(37)	(13)
Foreign currency exchange rates	21	20
Reclassification of plan assets to held for sale	0	0
Fair value of plan assets, end of year	$ 632	$ 593